Expense Example - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2025 Fund - Fidelity Advisor Freedom 2025 Fund - Class Z6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 35
3 years	109
5 years	191
10 years	$ 431